Fair Value Measurements - Additional Details (Details) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
		Oct. 06, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares interest_rate_swap_agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Gross			$ 9,034
Derivative, Notional Amount			$ 1,000
Payments for Restructuring		$ 3,487
Number of Interest Rate Derivatives Held | interest_rate_swap_agreements			4
Loss Contingency, Estimate of Possible Loss		$ 260
Value loss amount, interest rate			8.50%
Call Option [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Price Earnings Ratio Multiple			167.00%
Fair Value Assumption, Expected EBITDAR Volatility			25.00%
Fair Value Inputs, Revenue Multiple			0.12
Fair Value Inputs, Cap Rate			1200.00%
Fair Value Inputs, Comparability Adjustments			0.00%
Fair Value Inputs, Long-term Revenue Growth Rate			1.70%
Fair Value Inputs, Long-term Pre-tax Operating Margin, Percent			23.80%
Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assumptions, Expected Term			7 years
Fair Value Inputs, Discount Rate			5.00%
CEC Convertible Notes, Convertible Number of Shares | shares			156
Debt Instrument, Interest Rate, Stated Percentage			4.75%
Fair Value Assumptions, Expected Volatility Rate			30.00%
Fair Value Assumptions, Risk Free Interest Rate			2.30%
Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
CEC Convertible Notes, Convertible Number of Shares | shares			156
Convertible Debt [Member] | Unsecured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount			$ 1,100
Debt Instrument, Interest Rate, Stated Percentage	[1]		5.00%
Long-term Debt, Gross			$ 1,078
Caesars Entertainment Operating Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payments for Restructuring Shares | shares		146
Payments for Restructuring Prenegotiated Price Per Share | $ / shares		$ 6.86
Payments for Restructuring		$ 2,787
Obligations [Member] | Caesars Entertainment Operating Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payments for Restructuring		$ 1,000

[1]	(1) Interest rate is fixed, except where noted.